STOCKHOLDERS' EQUITY (Details 2) (USD $)		9 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 2013 Equity Incentive Plan	Sep. 18, 2013 2013 Equity Incentive Plan	Sep. 30, 2013 2013 Equity Incentive Plan Maximum	Sep. 30, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Sep. 30, 2013 Options 2008 Equity Incentive Plan	Dec. 31, 2012 Options 2008 Equity Incentive Plan	Dec. 31, 2011 Options 2008 Equity Incentive Plan	Sep. 30, 2013 Options 2008 Equity Incentive Plan Maximum	Sep. 30, 2013 Incentive stock options 2008 Equity Incentive Plan Minimum	Sep. 30, 2013 Incentive stock options 2008 Equity Incentive Plan Maximum	Sep. 30, 2013 Options and stock appreciation rights 2013 Equity Incentive Plan Minimum	Sep. 30, 2013 Options and stock appreciation rights 2013 Equity Incentive Plan Maximum
Equity Incentive Plans
Exercise price as a percentage of the fair market value of the common stock													100.00%		100.00%
Expiration period												10 years		10 years		10 years
Vesting period									4 years
Shares of common stock available for future grant	14,738								0	14,738	33,080
Number of unvested shares									380,478	449,622	170,543
Number of shares of unvested stock repurchased									8,958	8,959	6,250
Common stock reserved for issuance			5,000,000
Number of shares added to current plan for award granted but not exercised in full, pursuant to the terminated equity incentive plan				7,900,000
Annual increase in number of shares available for issuance on first day of each fiscal year following latest fiscal year		4,000,000
Annual increase in number of shares available for issuance on first day of each fiscal year following latest fiscal year as a percentage of outstanding common stock, as on last day of the immediately preceding fiscal year		5.00%
Number of Shares Outstanding
Balance at the beginning of the period (in shares)	5,832,705				5,832,705	2,807,362	1,797,283
Options granted (weighted average fair value of $9.99, $5.32 and $0.75 per share, respectively) (in shares)					2,198,848	3,962,055	1,799,350
Options exercised (in shares)					(388,115)	(747,658)	(339,354)
Options forfeited (in shares)					(238,624)	(189,054)	(449,917)
Balance at the end of the period (in shares)	5,832,705				7,404,814	5,832,705	2,807,362	1,797,283
Weighted average fair value (in dollars per share)					$ 9.99	$ 5.32	$ 0.75
Options vested and expected to vest (in shares)					6,747,026	5,148,950
Options vested and exercisable (in shares)					2,372,008	1,510,615
Weighted-Average Exercise Price
Balance at the beginning of the period (in dollars per share)					$ 3.65	$ 0.55	$ 0.20
Options granted (weighted average fair value of $9.99, $5.32 and $0.75 per share, respectively) (in dollars per share)					$ 13.51	$ 5.20	$ 0.92
Options exercised (in dollars per share)					$ 3.26	$ 1.02	$ 0.59
Options forfeited (in dollars per share)					$ 3.93	$ 1.64	$ 0.68
Balance at the end of the period (in dollars per share)					$ 6.59	$ 3.65	$ 0.55	$ 0.20
Options vested and expected to vest (in dollars per share)					$ 6.41	$ 3.58
Options vested and exercisable (in dollars per share)					$ 2.72	$ 1.97
Weighted-Average Remaining Contractual Life
Balance at the beginning of the period					8 years 8 months 12 days	9 years 1 month 6 days	8 years 10 months 24 days	9 years 2 months 12 days
Balance at the end of the period					8 years 8 months 12 days	9 years 1 month 6 days	8 years 10 months 24 days	9 years 2 months 12 days
Options vested and expected to vest					8 years 8 months 12 days	9 years
Options vested and exercisable					7 years 10 months 24 days	8 years 2 months 12 days
Aggregate Intrinsic Value
Balance at the beginning of the period					$ 44,073,000	$ 4,212,000	$ 135,000
Balance at the end of the period					349,123,000	44,073,000	4,212,000	135,000
Options vested and expected to vest					319,308,000	39,307,000
Options vested and exercisable					121,010,000	13,951,000
Total intrinsic value of options exercised					$ 10,900,000	$ 1,100,000	$ 100,000